Average Annual Total Returns - Causeway International Opportunities Fund	Jan. 28, 2021
MSCI ACWI ex USA Index (Gross) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	11.13%
5 Years	9.44%
10 Years	5.40%
Since Inception	5.95%
Inception Date	Dec. 31, 2009
Institutional Class
Average Annual Return:
1 Year	5.44%
5 Years	6.71%
10 Years	4.85%
Since Inception	5.77%
Inception Date	Dec. 31, 2009
Institutional Class | After Taxes on Distributions
Average Annual Return:
1 Year	5.23%
5 Years	6.26%
10 Years	4.39%
Since Inception	5.32%
Inception Date	Dec. 31, 2009
Institutional Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.59%
5 Years	5.34%
10 Years	3.89%
Since Inception	4.68%
Inception Date	Dec. 31, 2009
Investor Class
Average Annual Return:
1 Year	5.20%
5 Years	6.46%
10 Years	4.60%
Since Inception	5.51%
Inception Date	Dec. 31, 2009